GOODWILL AND INTANGIBLE ASSETS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,508,030	$ 1,502,406	$ 1,646,987
Intangible assets with indefinite lives	286,151	286,151
Intangible assets with definite lives, net of accumulated amortization	108,230	192,937
Total goodwill and intangible assets, net	$ 1,902,411	$ 1,981,494